Impairments (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Impairment Assets [Line Items]
Impairment of assets	$ 2	$ 14
South Africa [Member] | TauTona [Member]
Impairment Assets [Line Items]
Exploration Abandonment and Impairment Expense	0	9
South Africa [Member] | Savuka [Member]
Impairment Assets [Line Items]
Impairment of Long-Lived Assets to be Disposed of	0	3
Continental Africa [Member] | Obuasi [Member]
Impairment Assets [Line Items]
Impairment of Long-Lived Assets to be Disposed of	$ 2	$ 2